RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS

NOTE 20 – RELATED PARTY TRANSACTIONS

Agreement between Trilogy LLC and SHC:

On July 31, 2013, Trilogy LLC entered into an agreement (the “Agreement”) with (i) Salamanca Holding Company (“SHC”), a Delaware limited liability company then owned by Stewart Sherriff (then Trilogy LLC’s Chief Technology Officer and 2degrees’ interim Chief Executive Officer and now 2degrees’ Chief Executive Officer), Richard A. Dunn Jr. (Trilogy LLC’s former Chief Financial Officer and a Trilogy LLC employee through July 31, 2013) and Ian Beckett (a Trilogy LLC contractor through July 31, 2013), and (ii) each of these three individuals. Pursuant to the Agreement, Trilogy LLC transferred to SHC 80% of Trilogy LLC’s interest in its wholly owned subsidiary, Salamanca Solutions International LLC (“SSI”), in exchange for 2,140 Trilogy LLC Class C Units held by the three individuals. Pursuant to a subsequent agreement among the owners of SHC, Stewart Sherriff transferred his ownership interest to the other two owners of SHC.

Since 2008, SSI has licensed billing and customer relations management intellectual property that it owned, known as Omega (the “Omega IP”), and associated software support and development services, to the Company’s subsidiary in Bolivia, NuevaTel. NuevaTel paid maintenance fees to SSI that covered most of the operating costs of SSI. The Company believes that SHC, as the majority owner of SSI, intends to concentrate on locating new sources of revenue from third party customers for the software services that SSI can provide. Trilogy LLC, through a wholly owned subsidiary, holds an option to acquire the Omega IP at nominal cost if SSI ceases business operations in the future. Trilogy LLC has the right to appoint one of four members of the SSI board of directors and has certain veto rights over significant SSI business decisions. The impact on our consolidated results related to SSI was an increase to net loss by $382 thousand, an increase to net income by $42 thousand, and an increase to net loss by $637 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company and its officers have used and may continue to use, jet airplanes owned by certain of the Trilogy LLC founders for Company purposes. The Company reimburses the Trilogy LLC founders at fair market value and on terms no less favorable to the Company than the Company believes it could obtain in comparable transactions with a third party for the use of these airplanes. For the years ended December 31, 2017, 2016 and 2015, the Company reimbursed the Trilogy LLC founders approximately $197 thousand, $120 thousand and $40 thousand, respectively, for the use of their airplanes.